Finance Lease Receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Finance Lease Receivable [Abstract]
Undiscounted lease years	5 years
Discount factor charge	$ 6
Received income from subleasing	$ 152